SHARE-BASED COMPENSATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Beginning Balance	684,570	974,570	1,479,494
Granted		60,000	23,076
Cancelled / Forfeited	(215,671)	(350,000)	(528,000)
Ending Balance	468,899	684,570	974,570
Vested and exercisable at December 31, 2016	458,899
Weighted Average Remaining Contractual term
Outstanding at end of period	3 years 1 month 6 days
Vested and exercisable at December 31, 2016	2 years 10 months 24 days
Aggregate Intrinsic Value
Balance, December 31, 2016
Vested and exercisable at December 31, 2016
Balance, January 1, 2014
Number of Shares
Price range, lower limit			$ 1.25
Price range, upper limit			4.60
Granted
Number of Shares
Price range, lower limit		$ 1.24	1.30
Price range, upper limit		1.24	1.30
Cancelled / forfeited
Number of Shares
Price range, lower limit	$ 1.24	1.25	1.50
Price range, upper limit	3.74	1.50	4.60
Balance, December 31, 2014
Number of Shares
Price range, lower limit			1.25
Price range, upper limit			$ 3.74
Balance, December 31, 2015
Number of Shares
Price range, lower limit		1.24
Price range, upper limit		$ 3.74
Balance, December 31, 2016
Number of Shares
Price range, lower limit	1.24
Price range, upper limit	3.74
Vested and exercisable at December 31, 2016
Number of Shares
Price range, lower limit	1.24
Price range, upper limit	$ 3.74